Share-based compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation
14.	Share-based compensation:

In December 2005, the Company’s Board of Directors adopted the Seaspan Corporation Stock Incentive Plan (the “Plan”), under which our officers, employees and directors may be granted options, restricted shares, phantom shares, and other stock-based awards as may be determined by the Company’s Board of Directors. A total of 2,000,000 shares of common stock are reserved for issuance under the Plan, which is administered by the Company’s Board of Directors. The Plan expires ten years from the date of its adoption. At December 31, 2014, there are 578,598 (2013—764,848) remaining shares left for issuance under this Plan.

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of December 31, 2014 is presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units
	Number of shares	W.A. grant date FV	Number of units	W.A. grant date FV	Number of SARs	W.A. grant date FV	Number of units	W.A. grant date FV
December 31, 2011	43,200	$13.04	522,000	$12.78	—	$—	—	$—
Granted	63,653	14.17	40,000	17.68	5,674,148	2.03	—	—
Vested	(43,200)	13.04	—	—	—	—	—	—

December 31, 2012	63,653	14.17	562,000	13.13	5,674,148	2.03	—	—
Granted	54,990	17.01	95,000	19.30	1,664,457	3.51	—	—
Vested	(65,578)	14.25	—	—	—	—	—	—
Exercised	—	—	—	—	(241,906)	3.65	—	—
Cancelled	(4,185)	17.01	—	—	(23,754)	3.51	—	—

December 31, 2013	48,880	17.01	657,000	14.02	7,072,945	2.32	—	—
Granted	43,936	22.57	70,000	23.04	—	—	72,314	23.03
Vested	(48,880)	17.01	—	—	—	—	(37,238)	23.03
Exercised	—	—	—	—	(1,193,529)	2.42	—	—
Exchanged	—	—	(20,000)	19.00	—	—	—	—
Cancelled

December 31, 2014	43,936	$22.57	707,000	$14.77	5,879,416	$2.30	35,076	$23.03

During 2014, the Company recognized $7,701,000 (2013—$14,004,000; 2012—$3,278,000) in compensation cost related to the above share-based compensation awards.

At December 31, 2014, there was $3,041,000 (2013—$6,472,000) of total unrecognized compensation costs relating to unvested share-based compensation awards which are expected to be recognized over a weighted average period of 18 months.

(i)	Restricted shares and phantom share units:

Class A common shares are issued on a one for one basis in exchange for the cancellation of vested restricted shares and phantom share units. The restricted shares generally vest over one year and the phantom share units generally vest over three years. During 2014, the total fair value of restricted shares vested was $831,000 (2013—$935,000; 2012—$563,000) and the total fair value of shares cancelled was nil (2013—$71,000; 2012—nil).

As vested outstanding phantom share units are only exchanged for common shares upon written notice from the holder, the phantom share units that are exchanged for common shares may include units that vested in prior periods. At December 31, 2014, 560,000 (2013—460,000) of the outstanding phantom share units were vested and available for exchange by the holder.

(ii)	Share appreciation rights:

On December 7, 2012, the Company granted 5,674,148 SARs to an executive of the Company which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The executive may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date.

On March 27, 2013, the Company granted 1,664,457 SARs to certain members of management (the “Participants”) which vest and become exercisable in three tranches when and if the fair market value of the common shares equals or exceeds the applicable base price for each tranche for any 20 consecutive trading days on or before the expiration date of each tranche. The Participants may exercise each vested tranche of SARs and receive common shares with a value equal to the difference between the applicable base price and the fair market value of the common shares on the exercise date. The common shares received on the exercise of SARs are subject to a retention requirement where the Participant is required to retain ownership of 50% of the net after tax number of shares until the later of March 22, 2018 or 120 days after the exercise date.

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

	2013	2012
Average expected term	3.8 years	1.5 years
Expected volatility	39.73%	40.12%
Dividend yield	4.97%	5.74%
Average risk free rate	0.50%	0.47%

The following table provides information about the three tranches of SARs granted:

			Number of SARs granted
	Base price	Expiration date	2013	2012
Tranche 1	$21.50	December 7, 2015	531,885	1,846,154
Tranche 2	24.00	December 7, 2016	556,946	1,898,734
Tranche 3	26.50	December 7, 2017	575,626	1,929,260

Total			1,664,457	5,674,148

(iii)	Restricted stock units:

On June 12, 2014, under the Company’s Cash and Share Bonus Plan, the Company granted a total of 72,314 restricted stock units to eligible participants, of which 39,399 restricted stock units relate to 2012 and 32,915 restricted stock units relate to 2013. The restricted stock units generally vest over three years, in equal one-third amounts on each anniversary date of the date of the grant. The restricted stock units are valued at the market price of the underlying securities on the grant date and the compensation expense, based on the estimated number of awards expected to vest, is recognized over the three-year vesting period. Upon vesting of the restricted stock units, the participant will receive shares.

(iv)	Other share-based awards:

During the year the Company incurred $7,323,000 (2013—$3,532,000; 2012—$123,000) in transaction fees that were capitalized to vessels of which $3,662,000 (2013—$1,766,000; 2012—$62,000) were paid in Class A common shares.

During the year the Company incurred $4,520,000 (2013—$6,631,000; 2012—$1,790,000) in arrangement fees that were primarily capitalized to deferred financing fees of which $2,260,000 (2013—$2,666,000; 2012—$895,000) were paid in Class A common shares.

The Company also recognized $600,000 (2013—$600,000; 2012—$750,000) in share-based compensation expenses related to the accrued portion of performance based bonuses that are expected to be settled in stock-based awards in future periods. The number of shares issued under each of these arrangements are based on volume weighted average share prices as defined in the underlying agreements.